Cover	May 03, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 03, 2024
Entity File Number	000-52304
Entity Registrant Name	Sino American Oil Co
Entity Central Index Key	0001367408
Entity Tax Identification Number	02-3717729
Entity Incorporation, State or Country Code	WY
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false